Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 74

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 76


SMITH BARNEY INVESTMENT FUNDS INC.

(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Paragraph (b) of
Rule 485
[xxx]	On September 8, 2000 pursuant to paragraph (b) of Rule
485
[ ]	60 days after filing pursuant to paragraph (a)(1) of
Rule 485
On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of
Rule 485
[ ]   On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[XXX]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

PART A

The Prospectus for Class A, Class B, Class L and Class Y shares of the Smith Barney Group Spectrum Fund (formerly known as
Smith Barney Managed Sectors Fund ) of Smith Barney
Investment Funds Inc. (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 72 to the Fund's
Registration Statement filed on June 8, 2000
(Accession No. 91155-00-430).


PART B


The Statement of Additional Information for Class A, Class B, Class L and Class Y shares of the Smith Barney
Group Spectrum Fund (formerly known as Smith Barney Managed Sectors Fund)
 is incorporated by reference to Part B of Post-Effective Amendment No.72 to the Fund's Registration Statement filed on June 8, 2000 (accession No. 91155-00-430).


PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on July
16, 1998 ("Post-Effective Amendment No. 49").

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995. ("Post-Effective Amendment No.40")

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
to Post-Effective Amendment No.56 filed on February 26, 1999.

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(i) Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j) Auditor's consent to be filed by amendment.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37 filed on November 3, 1994 ("Post-Effective Amendment No. 37")

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.

(n) Financial Data Schedule to be filed amendment.

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.50 to Registration Statement.

(p) Revised Code of Ethics is incorporated by reference to Post-Effective Amendment No. 71 to the Registrant's Registration
Statement.

Item 24.

None.

Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB Citi")
Successor to SSBC Fund Management Inc. ("SSBC")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company.
SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act
(SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a)

    Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Consulting Group Capital Markets Funds,
Concert Investment Series,
Greenwich Street Series Fund, Smith Barney
Adjustable Rate Government Income Fund, Smith Barney
Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith
Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith
Barney Fundamental Value Fund Inc., Smith Barney Funds,
Inc., Smith Barney Income Funds, Smith Barney Institutional
Cash Management Fund, Inc., Smith Barney Investment Trust,
Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc.,Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals
Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Inc., Smith Barney
Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney
World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.


(b) The information required by
this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	Citi Fiduciary Trust Company
	388 Greenwich Street
	New York, New York  10013

(6)	PFPC Global Fund Services
	Exchange Place
	Boston, Massachusetts  02109


Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 21st day of August, 2000.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		8/21/00
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			8/21/00
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			8/21/00
Paul R. Ades

/s/ Herbert Barg*	 		Director			8/21/00
Herbert Barg

/s/ Dwight B. Crane*		Director			8/21/00
Dwight B. Crane

/s/ Frank Hubbard*		Director			8/21/00
Frank Hubbard

 /s/ Jerome Miller**		Director			8/21/00
Jerome Miller

/s/ Ken Miller*			Director			8/21/00
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

\\125BAMDCVA001\Data_Grp_D\Fund Accounting\Legal\FUNDS\SLIV\2000\
Secdocs\pea#74-regpages.txt